Investment Risks - Putnam Floating Rate Income Fund	Feb. 28, 2026
Focus of investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focus of investments risk: The fund will not invest more than 25% of its total assets in floating rate loans of borrowers in a single industry. However, events that affect banking or related industries may affect the agent banks administering floating rate loans, or any intermediate participants positioned between the fund and the borrower with respect to a loan participation, and may have a significant effect on the fund.

Interest rate risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk: The value of the fund’s investments is likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term investments. To the extent the fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated.

Credit risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk: Credit risk is the risk that issuers of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments).

Impairment of collateral risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Impairment of collateral risk: While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

Floating rate loan liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Floating rate loan liquidity risk: The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Prepayment risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment risk: Most floating rate loans, as well as some other debt securities, allow for prepayment of principal without penalty. If a borrower prepays a loan, the fund might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid loan or might not be able to take advantage of potential gains from increases in the credit quality of the issuer.

Derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk: The fund’s use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures) and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Foreign investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign investments risk: The fund may invest up to 25% of its net assets in securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means the fund may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Large shareholder transaction risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large shareholder transaction risk: The fund is subject to the risk that shareholders will purchase or redeem large quantities of shares of the fund. The fund may be an investment option for mutual funds that are managed by the Investment Manager, as defined below, and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. In addition, a large number of shareholders may collectively purchase or redeem fund shares in large amounts rapidly or unexpectedly. Large shareholder transactions may adversely affect the fund’s liquidity and net assets. These redemptions may also adversely affect the fund’s performance if the fund is forced to sell securities, which may also increase the fund’s brokerage costs.

Management and operational risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and operational risk: There is no guarantee that the investment techniques, analyses, or judgments that the Investment Manager applies in making investment decisions for the fund will produce the intended outcome or that the investments selected for the fund will perform as well as other securities that were not selected for the fund. The Investment Manager, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

Market risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk: The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.